[ FRONT COVER ]



                    [ WOODWARD FUNDS LOGO ART AND LOGOTYPE ]

                               -----------------
                                 Annual Report
                               December 31, 1995
                               -----------------

                           Woodward Equity Index Fund

                               Investment Adviser

                              [ NBD BANK LOGOTYPE ]

                           24 Hour yield information:
                        Purchase and Redemption orders:
                                 (800) 688-3350

To Our Woodward Shareholders:

     The fourth quarter of 1995 provided strong results in the equity and bond markets with total returns of 6 percent for the Standard and Poor's (S&P) and
4.3 percent for the Lehman Aggregate Bond Index. These results capped an exceptional year which provided total returns of 37.5 percent for the S&P,
31.7 percent for the Russell 2500 (a proxy for smaller companies) and 18.5 percent for the Lehman Aggregate Bond Index. Foreign markets, as measured by the EAFE Index, provided good absolute returns of 11.2 percent, but failed to keep up with the exceptional U.S. market. In fact, S&P 500 results were the third highest since 1948 and the highest since 1958; the overall bond results were also the third highest, in this case since the mid 1970s.

     The Woodward money market funds had an excellent year with all funds finishing in the top quartile of their respective IBC/Donoghue's peer groups. The funds maintained their exceptional credit quality throughout the year and profited from a strategy of maintaining slightly longer-weighted average maturities as compared to their peer groups.

     The Woodward bond funds again exceeded their respective benchmarks in the fourth quarter, providing exceptional 1995 results. The Bond Fund generated a total return of 23.8 percent, while the Intermediate Bond Fund provided results of 19.5 percent. The two funds ranked at the top of their respective fund categories for the year. The Short Bond Fund provided a total return of
10.1 percent, modestly below its benchmark but well above cash alternatives.

     The Woodward equity funds had a solid fourth quarter with a number of the funds exceeding their peer groups. Generally, the results for the Woodward equity funds for the year provided very high absolute results; they moderately lagged peer managers and came up somewhat short of the broader indices. The Woodward Growth/Value, Capital Growth and International Equity funds had good fourth quarters. This helped the Growth/Value and Capital Growth Funds close the gap with their peers for the year, while the International Equity Fund provided good comparative returns on an annual basis. The Opportunity and Intrinsic Value Funds lagged their respective benchmarks for the quarter and the year. We look to 1996 to improve relative equity performance which, coupled with our strong bond results, should provide our clients continued success with their investments.

     During the year, NBD Bancorp, Inc. merged with First Chicago Corporation. We were pleased that the investment management effort of the joint organization has been identified as a primary business of the Bank and that substantial resources have been allocated to the business. We look forward to melding the two organization's considerable strengths and providing our clients with a measurably enhanced research and fund management group.

      Thank you for your continued support and we hope you find this report useful and informative.

                                                   Sincerely,

                                                   /s/ Earl I. Heenan, Jr.
                                                   -----------------------
                                                   Earl I. Heenan, Jr.

                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
                           WOODWARD EQUITY INDEX FUND

Objective:

      The Woodward Equity Index Fund (the "Fund") seeks to provide investors with a broad exposure to the overall equity market as measured by the Standard & Poor's 500 Index (the "Index") of common stocks. The Index is a diversified, unmanaged representation of primarily larger companies. The Fund does not necessarily own all 500 stocks which are included in the Index, but owns a large, representative sampling of those issues. The Fund's objective is to closely match the intermediate and long term performance of the S&P 500 Index on a total return basis, excluding transaction and management costs.

Performance Highlights:

      During 1995, the Fund attained a 37.4% total return. This included an increase in the net asset value from $10.65 to $14.15 per share, dividend distributions of $0.31 per share, and a capital gain distribution of $0.14 per share. Over this same period, the Index attained a total return of 37.5%. Since the Fund's inception in 1992, its average annual return has totaled 14.5% versus 14.8% for the Index.

      As expected, the Fund's total return is dependent upon the underlying performance of the Index. The small tracking error of the Fund is largely attributable to the Fund's fees and expenses. Additional tracking error occurs from nominal transaction costs. The Index return includes no transaction or management costs. In statistical terms, the Fund's correlation coefficient of
0.9999 demonstrates the close association between the Fund's return and that of the Index (a correlation of 1.0 would suggest perfect correlation). We are pleased with the successful performance of the Fund and thank our investors for their continued confidence.

                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
                     WOODWARD EQUITY INDEX FUND (Continued)

                       Growth of $10,000 Invested in the
                       Woodward Equity Index Fund and the
                          Standard & Poor's 500 Index

                                  [ GRAPH ]

         7/10/92     12/92      6/93     12/93      6/94     12/94      6/95     12/95
         -------     -----      ----     -----      ----     -----      ----     -----
Fund     $10,000   $10,648   $11,155   $11,688   $11,290   $11,807   $14,178   $16,219
Index*   $10,000   $10,657   $11,181   $11,736   $11,324   $11,901   $14,291   $16,335

* Excludes expenses.

                                               Since
  Average Annual Total Return      One       Inception
       Through 12/31/95            Year      (7/10/92)
       ----------------            ----      ---------
Woodward Equity Index Fund         37.4%       14.5%
S&P 500 Index*                     37.5%       14.8%

* A broad-based, unmanaged equity index comprised of larger U.S. publicly traded corporations.

Past performance is not predictive of future performance.

                               THE WOODWARD FUNDS
                               EQUITY INDEX FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 1995

ASSETS:
Investment in securities:
    At cost                                       $404,271,461
                                                  ============
    At value (Note 2)                             $537,807,471
Receivable for shares purchased                          5,500
Receivable for securities sold                         276,211
Income receivable                                      960,384
Deferred organization costs, net (Note 2)                6,599
Prepaids and other assets                               18,025
                                                  ------------
      TOTAL ASSETS                                 539,074,190
                                                  ------------
LIABILITIES:
Payable for securities purchased                    10,245,243
Payable for shares redeemed                            174,627
Accrued investment advisory fee                         43,456
Accrued distribution fees                                2,173
Accrued custodial fee                                    8,503
Dividends payable                                      378,684
Other payables and accrued expenses                     18,591
      TOTAL LIABILITIES                             10,871,277
                                                  ------------
      NET ASSETS                                  $528,202,913
                                                  ============
Net assets consist of:
Capital shares (unlimited number of shares
  authorized, par value $.10 per share)           $  3,733,385
Additional paid-in capital                         393,359,193
Accumulated undistributed net investment income        142,278
Accumulated undistributed net realized (losses)     (2,567,953)
Net unrealized appreciation on investments         133,536,010
                                                  ------------
      TOTAL NET ASSETS                            $528,202,913
                                                  ============
Shares of capital stock outstanding                 37,333,855
                                                  ============
Net asset value and redemption price per share    $      14.15
                                                  ============
Maximum offering price per share                  $      14.15
                                                  ============

See accompanying notes to financial statements.

                              THE WOODWARD FUNDS
                               EQUITY INDEX FUND
                            STATEMENT OF OPERATIONS
                     For the Year Ended December 31, 1995

INVESTMENT INCOME (Note 2):
  Interest                                             $    104,661
  Dividends                                              10,355,653
                                                       ------------
      TOTAL INVESTMENT INCOME                            10,460,314
                                                       ------------
EXPENSES (Notes 2, 3 and 5):
  Investment advisory fee                                   411,792
  Distribution fees                                          21,253
  Professional fees                                          53,872
  Custodial fee                                              79,955
  Transfer and dividend disbursing agent fees                 7,135
  Amortization of deferred organization costs                 4,399
  Marketing expenses                                         35,105
  Registration, filing fees and other expenses                2,903
                                                       ------------
      TOTAL EXPENSES                                        616,414
                                                       ------------
NET INVESTMENT INCOME                                     9,843,900
                                                       ------------
REALIZED AND UNREALIZED GAINS ON INVESTMENTS:
  Net realized gains                                      4,873,484
  Net change in unrealized appreciation on
   investments                                          113,244,299
                                                       ------------
    NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS    118,117,783
                                                       ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS             $127,961,683
                                                       ============

 See accompanying notes to financial statements.

                              THE WOODWARD FUNDS
                               EQUITY INDEX FUND
                      STATEMENTS OF CHANGES IN NET ASSETS


                                                          Year Ended      Year Ended
                                                        Dec. 31, 1995   Dec. 31, 1994
                                                        -------------   -------------
FROM OPERATIONS:
  Net investment income                                $   9,843,900    $   8,937,984
  Net realized gains                                       4,873,484        6,401,604
  Net change in unrealized appreciation
    (depreciation) on investments                        113,244,299      (11,009,072)
                                                       -------------    -------------
  Net increase in net assets from operations             127,961,683        4,330,516
                                                       -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS (Note 2):
  From net investment income                             (10,140,926)      (8,745,069)
  From realized gains                                     (4,873,484)      (7,135,458)
  In excess of realized gains                                (90,675)      (2,477,278)
                                                       -------------    -------------
    Total distributions                                  (15,105,085)     (18,357,805)
                                                       -------------    -------------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold                              142,012,075      123,274,323
  Net asset value of shares issued in reinvestment
    of distributions to shareholders                      13,655,168       17,030,652
                                                       -------------    -------------
                                                         155,667,243      140,304,975
  Less: payments for shares redeemed                     (81,128,978)    (110,798,539)
                                                       -------------    -------------
  Net increase in net assets from capital share
    transactions                                          74,538,265       29,506,436
                                                       -------------    -------------
NET INCREASE IN NET ASSETS                               187,394,863       15,479,147
NET ASSETS:
  Beginning of year                                      340,808,050      325,328,903
                                                       -------------    -------------
  End of year                                          $ 528,202,913    $ 340,808,050
                                                       =============    =============
CAPITAL SHARE TRANSACTIONS:
  Shares sold                                             10,856,382       11,159,448
  Shares issued in reinvestment of distributions
     to shareholders                                       1,022,145        1,593,566
                                                       -------------    -------------
                                                          11,878,527       12,753,014
  Less: shares redeemed                                   (6,539,777)      (9,938,857)
                                                       -------------    -------------
NET INCREASE IN SHARES OUTSTANDING                         5,338,750        2,814,157
CAPITAL SHARES:
  Beginning of year                                       31,995,105       29,180,948
                                                       -------------    -------------
  End of year                                             37,333,855       31,995,105
                                                       =============    =============

                See accompanying notes to financial statements.

                              THE WOODWARD FUNDS
                               EQUITY INDEX FUND
                           PORTFOLIO OF INVESTMENTS
                               December 31, 1995

                     Description                       Face Amount   Market Value
                     -----------                       -----------   ------------
TEMPORARY CASH INVESTMENT -- 1.92%
  Salomon Brothers, Revolving Repurchase Agreement,
    5.93%, 1/2/96 (secured by various U.S. Treasury
    Strips with maturities ranging from 2/15/96
    through 11/15/05 and U.S. Treasury Notes,
    5.50%, 11/15/98, all held at Chemical Bank)        $10,340,932   $ 10,340,932
                                                                     ------------
  (Cost $10,340,932)
                                                          Shares
                                                          ------
COMMON STOCKS -- 98.08%
  Aerospace -- 2.41%
    Boeing Co.                                              39,459      3,092,599
    General Dynamics Corp.                                   7,756        458,574
    Goodrich (B.F.) Co.                                      2,800        190,750
    Lockheed Martin Corp.                                   23,009      1,817,711
    Loral Corp.                                             19,100        675,663
    McDonnell Douglas Corp.                                 12,351      1,136,292
    Northrop Grumman Corp.                                   4,572        292,608
    Raytheon Co.                                            27,748      1,311,093
    Rockwell International Corp.                            25,129      1,328,696
    Textron, Inc.                                            9,333        629,978
    TRW, Inc.                                                8,170        633,174
    United Technologies Corp.                               14,966      1,419,898
                                                                     ------------
                                                                       12,987,036
                                                                     ------------
  Air Transport -- 0.38%
    AMR Corp. *                                             10,104        750,222
    Delta Air Lines, Inc.                                    4,609        340,490
    Federal Express Corp. *                                  5,806        428,918
    Southwest Airlines Co.                                  14,400        334,800
    USAir Group, Inc. *                                     13,700        181,525
                                                                     ------------
                                                                        2,035,955
                                                                     ------------
  Apparel -- 0.47%
    Fruit of the Loom, Inc. Class A *                        7,600        185,250
    Liz Claiborne, Inc.                                      7,712        214,008
    Nike, Inc. Class B                                      16,012      1,114,836
    Reebok International Ltd.                                8,375        236,594
    Russell Corp.                                            7,500        208,124
    Spring Industries, Inc                                   4,400        182,050
    Stride Rite Corp.                                       10,700         80,250
    V.F. Corp.                                               6,348        334,856
                                                                     ------------
                                                                        2,555,968
                                                                     ------------
  Banks -- 6.64%
    Banc One Corp.                                          44,743      1,689,048
    Bank of Boston Corp.                                    13,126        607,078
    Bank of New York Co., Inc.                              23,190      1,130,513
    BankAmerica Corp.                                       41,132      2,663,297
    Bankers Trust New York Corp.                             7,894        524,951
    Barnett Banks, Inc.                                     12,604        743,636
    Boatmens Bancshares, Inc.                               15,366        628,085
    Chase Manhattan Corp.                                   20,182      1,223,534
    Chemical Banking Corp.                                  30,052      1,765,555
    Citicorp                                                48,842      3,284,625
    Comerica, Inc.                                          12,500        501,563
    CoreStates Financial Corp.                              13,765        521,349
    Dean Witter, Discover & Co.                             17,707        832,229
    First Bank System, Inc.                                 14,360        712,615
    First Chicago NBD Corp.                                 34,916      1,379,182
    First Fidelity Bancorp                                   8,427        635,185
    First Interstate Bancorp                                 8,270      1,128,855
    First Union Corp.                                       20,814      1,157,779
    Fleet Financial Group, Inc.                             29,695      1,210,071
    J.P. Morgan & Co., Inc.                                 23,022      1,847,516
    KeyCorp                                                 26,700        967,875
    MBNA Corp.                                              19,255        710,028
    Mellon Bank Corp.                                       18,154        975,777
    National City Corp.                                     14,600        483,625
    NationsBank Corp.                                       31,150      2,168,819
    Norwest Corp.                                           42,526      1,403,358
    PNC Bank Corp.                                          29,365        947,021
    Republic NY Corp.                                        5,292        328,766
    Suntrust Banks, Inc.                                    11,752        805,012
    U.S. Bancorp                                            17,367        583,964
    Wachovia Corp.                                          21,673        991,540
    Wells Fargo & Co.                                        5,433      1,173,527
                                                                     ------------
                                                                       35,725,978
                                                                     ------------
  Business Machines -- 4.51%
    Amdahl Corp. *                                        18,600          158,100
    Apple Computer, Inc.                                  11,306          360,379
    Autodesk, Inc.                                         4,800          164,400
    Ceridian Corp. *                                       7,300          301,125
    Cisco System, Inc. *                                  30,300        2,261,138
    Compaq Computer Corp. *                               30,539        1,465,872
    Cray Research, Inc. *                                  6,500          160,875
    Data General Corp. *                                  14,700          202,125
    Digital Equipment Corp. *                             15,647        1,003,364
    DSC Communications Corp. *                            11,450          422,219
    Honeywell, Inc.                                       14,577          708,807
    Intergraph Corp. *                                    14,000          220,500
    International Business Machines Corp.                 65,437        6,003,845
    Microsoft Corp. *                                     68,100        5,975,775
    Novell, Inc. *                                        37,179          529,801
    Pitney Bowes, Inc.                                    16,721          785,887
    Silicon Graphics *                                    21,335          586,712
    Sun Microsystems, Inc. *                              24,368        1,111,790
    Tandem Computers, Inc. *                              11,500          122,187
    Xerox Corp.                                           12,388        1,697,155
                                                                     ------------
                                                                       24,242,056
                                                                     ------------
  Business Services -- 2.00%
    Allergan, Inc.                                         6,247          203,027
    Automatic Data Processing, Inc.                       18,218        1,352,687
    Block (H.&R.), Inc.                                   11,190          453,195
    Browning-Ferris Industries, Inc.                      21,348          629,766
    Computer Associates International, Inc.               26,271        1,494,163
    Computer Sciences Corp. *                              5,160          362,490
    Deluxe Corp.                                           7,609          220,661
    Dial Corp.                                             8,718          258,271
    Dun & Bradstreet Corp.                                20,331        1,316,433
    Ecolab, Inc.                                           5,746          172,380
    Harland (John H.) Co.                                  6,200          129,425
    Interpublic Group of Companies, Inc.                  11,232          487,188
    Laidlaw Inc., Class B                                 25,242          258,731
    Moore Corp. Ltd.                                       7,228          134,622
    National Service Industries, Inc.                      5,000          161,875
    Ogden Corp.                                            7,200          153,900
    Shared Medical Systems, Inc.                           4,900          266,438
    U S West Media Group *                                59,131        1,123,488
    WMX Technologies, Inc.                                53,154        1,587,975
                                                                     ------------
                                                                       10,766,715
                                                                     ------------
  Chemicals -- 2.73%
    Air Products & Chemicals, Inc.                        11,263          594,123
    Dow Chemical Co.                                      30,045        2,114,417
    duPont (E I) de Nemours & Co., Inc.                   64,446        4,503,164
    Grace (W.R.) & Co.                                     9,911          585,988
    Great Lakes Chemical Corp.                             7,468          537,696
    Hercules, Inc.                                        11,874          669,397
    Monsanto Co.                                          13,277        1,626,433
    Morton International, Inc.                            15,537          557,390
    Nalco Chemical Co.                                     6,364          191,716
    PPG Industries, Inc.                                  25,304        1,157,658
    Praxair, Inc.                                         17,414          585,546
    Rohm & Haas Co.                                        9,529          613,428
    Safety Kleen Corp.                                    12,300          192,187
    Sigma-Aldrich Corp.                                    4,800          237,600
    Union Carbide Corp.                                   14,084          528,150
                                                                     ------------
                                                                       14,694,893
                                                                     ------------
  Construction -- 0.51%
    Armstrong World Industries, Inc.                       3,327          206,274
    Centex Corp. (with warrants to purchase
      interest in CDC L.P. Class B units and shares
      Of 3333 Holdings Corp)                               9,783          339,959
    Crane Co.                                              5,200          191,750
    Fluor Corp.                                            7,963          525,558
    Masco Corp.                                           15,411          483,520
    Owens-Corning Fiberglas Corp. *                        4,189          187,982
    Pulte Corp.                                            6,400          215,200
    Sherwin Williams Co.                                   7,904          322,088
    Stanley Works                                          4,942          254,513
                                                                     ------------
                                                                        2,726,844
                                                                     ------------
  Consumer Durables -- 0.40%
    Black & Decker Corp.                                    8,478         298,850
    Jostens, Inc.                                           8,100         196,425
    Maytag Corp.                                            9,270         187,718
    Newell Co.                                             17,640         456,435
    Outboard Marine Corp.                                   9,000         183,375
    Rubbermaid, Inc.                                       17,234         439,467
    Whirlpool Corp.                                         7,503         399,534
                                                                     ------------
                                                                        2,161,804
                                                                     ------------
  Containers -- 0.13%
    Ball Corp.                                              4,800         132,000
    Crown Cork & Seal Co., Inc. *                          10,435         435,661
    Stone Container Corp.                                   8,382         120,491
                                                                     ------------
                                                                          688,152
                                                                     ------------
  Domestic Oil -- 1.13%
    Amerada Hess Corp.                                      9,788         518,764
    Ashland, Inc.                                           6,582         231,193
    Atlantic Richfield Co.                                 18,776       2,079,442
    Kerr-McGee Corp.                                        4,421         280,734
    Oryx Energy Co. *                                      13,100         175,213
    Pennzoil Co.                                            3,908         165,113
    Phillips Petroleum Co.                                 30,153       1,028,970
    Sun Co., Inc.                                           9,180         251,302
    Unocal Corp.                                           25,256         735,581
    USX-Marathon Group                                     31,263         609,629
                                                                     ------------
                                                                        6,075,941
                                                                     ------------
  Drugs and Medicine -- 10.35%
    Abbott Laboratories                                    90,874       3,793,990
    ALZA Corp. *                                            6,556         162,261
    American Home Products Corp.                           35,936       3,485,792
    Amgen, Inc. *                                          29,188       1,733,038
    Bard (C.R.), Inc.                                       6,300         203,175
    Bausch & Lomb, Inc.                                     6,896         273,254
    Baxter International, Inc.                             31,689       1,326,977
    Becton Dickinson & Co.                                  6,973         522,975
    Beverly Enterprises, Inc. *                            14,300         151,938
    Biomet, Inc. *                                         11,900         212,712
    Bristol-Myers Squibb Co.                               59,742       5,130,344
    Columbia/HCA Healthcare Corp.                          51,766       2,627,125
    Community Psychiatric Centers                          16,800         205,800
    Eli Lilly & Co.                                        65,314       3,673,913
    Humana, Inc. *                                         16,000         438,000
    Johnson & Johnson                                      74,480       6,377,350
    Mallinckrodt Group, Inc.                               10,469         380,810
    Manor Care, Inc.                                        5,756         201,460
    Medtronic, Inc.                                        27,732       1,549,526
    Merck & Co., Inc.                                     141,076       9,275,747
    Pall Corp.                                             16,845         452,709
    Pfizer, Inc.                                           71,564       4,508,532
    Pharmacia & Upjohn Co.                                 57,225       2,217,468
    St. Jude Medical, Inc.                                  6,900         296,700
    Schering-Plough Corp.                                  41,606       2,277,929
    Tenet Healthcare Corp.                                 20,102         417,117
    United Healthcare Corp.                                20,100       1,316,550
    United States Surgical Co.                              7,300         156,036
    U.S. HealthCare, Inc.                                  16,300         757,950
    Warner Lambert Co.                                     15,568       1,512,041
                                                                     ------------
                                                                       55,639,219
                                                                     ------------
  Electronics -- 4.51%
    Advanced Micro Devices, Inc. *                         10,652         175,758
    AMP, Inc.                                              22,676         870,192
    Andrew Corp. *                                          4,050         154,913
    Boston Scientific Corp. *                              20,835       1,020,915
    E G & G, Inc.                                           9,700         235,225
    First Data Corp.                                       26,300       1,758,813
    General Signal Corp.                                    6,453         208,916
    Harris Corp.                                            3,007         164,258
    Hewlett-Packard Co.                                    58,800       4,924,500
    Intel Corp.                                            94,724       5,375,587
    Johnson Controls, Inc.                                  3,508         241,175
    LSI Logic Corp. *                                      14,300         468,325
    Micron Technology, Inc.                                22,500         891,563
    Motorola, Inc.                                         67,810       3,865,170
    National Semiconductor Corp. *                         11,816         262,906
    Northern Telecom Ltd.                                  31,505       1,354,715
    Perkin Elmer Corp.                                      4,400         166,100
    Raychem Corp.                                           3,881         220,732
    Scientific-Atlanta, Inc.                               15,100         226,500
    Tektronix, Inc.                                         3,400         167,024
    Teledyne, Inc.                                          6,300         161,437
    Texas Instruments, Inc.                                22,928       1,186,523
    Thomas & Betts Corp.                                    2,400         177,000
                                                                     ------------
                                                                       24,278,247
                                                                     ------------

  Energy and Utilities -- 4.52%
    American Electric Power Co., Inc.                      19,165         776,183
    Baltimore Gas & Electric Co.                           14,831         422,684
    Carolina Power & Light Co.                             16,419         566,456
    Central & SouthWest Corp.                              19,584         545,904
    CINergy Corp.                                          21,342         653,599
    Coastal Corp.                                          14,683         546,942
    Columbia Gas System, Inc. *                             5,000         219,375
    Consolidated Edison Co. of New York, Inc.              24,428         781,696
    Consolidated Natural Gas Co.                           13,336         605,121
    Detroit Edison Co.                                     16,226         559,797
    Dominion Resources, Inc.                               21,159         872,809
    Duke Power Co.                                         24,609       1,165,851
    Enron Corp.                                            28,208       1,075,430
    Enserch Corp.                                          10,100         164,125
    Entergy Corp.                                          29,860         873,405
    FPL Group, Inc.                                        22,855       1,059,901
    General Public Utilities Corp.                         11,743         399,262
    Houston Industries, Inc.                               33,196         805,003
    Niagara Mohawk Power Corp.                             17,000         163,625
    Nicor, Inc.                                             6,100         167,750
    Noram Energy Inc.                                      23,600         209,450
    Northern States Power Co.                               5,948         292,196
    ONEOK Inc.                                              7,600         173,850
    Ohio Edison Co.                                        13,703         322,021
    PP&L Resources, Inc.                                   17,300         432,500
    Pacific Enterprises                                     8,168         230,746
    Pacific Gas & Electric Co.                             47,730       1,354,339
    PacifiCorp                                             37,377         794,261
    Panhandle Eastern Corp.                                15,080         420,355
    PECO Energy Co.                                        22,567         679,831
    Peoples Energy Corp.                                    6,000         190,500
    Public Service Enterprise Group, Inc.                  25,672         786,205
    SCE Corp.                                              50,271         892,310
    Sonat, Inc.                                             8,648         308,085
    Southern Co.                                           75,746       1,865,245
    Texas Utilities Co.                                    27,494       1,130,691
    Unicom Corp.                                           22,576         739,363
    Union Electric Co.                                     10,806         451,150
    Williams Companies, Inc.                               14,094         618,373
                                                                     ------------
                                                                       24,316,389
                                                                     ------------
  Energy Raw Materials -- 1.37%
    Baker Hughes, Inc.                                     12,357         301,202
    Barricks Gold Corp.                                    37,602         991,753
    Burlington Resources, Inc.                             12,952         508,366
    Dresser Industries, Inc.                               17,030         415,106
    Eastern Enterprises                                     5,500         193,875
    Halliburton Co.                                        11,218         567,911
    Helmerich & Payne, Inc.                                11,600         345,100
    Louisiana Land & Exploration Co.                        4,500         192,938
    McDermott International, Inc.                           9,700         213,400
    Nacco Industries, Inc. Class A                          2,400         133,200
    Occidental Petroleum Corp.                             33,871         723,993
    Pittston Services Group                                 6,600         207,075
    Rowan Companies, Inc. *                                22,800         225,150
    Santa Fe Energy Resources, Inc. *                      19,500         187,688
    Schlumberger Ltd.                                      27,075       1,874,944
    Western Atlas, Inc. *                                   5,154         260,276
                                                                     ------------
                                                                        7,341,977
                                                                     ------------
  Food and Agriculture -- 5.84%
    Archer Daniels Midland Co.                             67,129       1,208,322
    Campbell Soup Co.                                      28,867       1,732,020
    Coca-Cola Co.                                         144,248      10,710,414
    ConAgra, Inc.                                          28,219       1,164,034
    CPC International, Inc.                                16,087       1,103,970
    Darden Restaurants, Inc.                               15,167         180,108
    Fleming Companies, Inc.                                 7,800         160,875
    General Mills, Inc.                                    16,867         974,069
    Heinz (H.J.) Co.                                       42,444       1,405,941
    Hershey Foods Corp.                                     9,606         624,390
    Kellogg Co.                                            25,837       1,995,908
    Pepsico, Inc.                                          90,580       5,061,158
    Pioneer Hi-Bred International, Inc.                     8,826         490,946
    Quaker Oats Co.                                        12,966         447,327
    Ralston-Ralston Purina Group                           11,200         698,600
    Sara Lee Corp.                                         55,655       1,774,003
    Sysco Corp.                                            23,827         774,378
    Whitman Corp.                                           9,800         227,850
    Wrigley (Wm.) Jr Co.                                   12,335         647,588
                                                                     ------------
                                                                       31,381,901
                                                                       ----------


Gold -- 0.20%
    Homestake Mining Co.                                   20,389         318,578
    Placer Dome, Inc.                                      25,255         609,277
    Santa Fe Pacific Gold Corp.                            10,698         129,713
                                                                     ------------
                                                                        1,057,568
                                                                     ------------
  Insurance -- 3.35%
    Aetna Life & Casualty Co.                              12,182         843,604
    Alexander & Alexander Services, Inc.                    7,300         138,700
    Allstate Corp.                                         53,240       2,189,495
    American General Corp.                                 22,363         779,910
    American International Group, Inc.                     54,548       5,045,690
    Chubb Corp.                                            10,537       1,019,455
    CIGNA Corp.                                             8,555         883,304
    General Re Corp.                                        9,103       1,410,965
    ITT Hartford Group, Inc. *                             12,269         593,513
    Jefferson-Pilot Corp.                                   6,776         315,061
    Lincoln National Corp.                                 10,969         589,584
    Marsh & McLennan Companies, Inc.                        9,432         837,090
    Providian Corp.                                         9,897         403,303
    SAFECO Corp.                                           17,292         596,574
    St. Paul Companies                                      9,800         545,125
    Torchmark Corp.                                         6,795         307,474
    Transamerica Corp.                                      9,465         689,761
    UNUM Corp.                                              8,400         462,000
    USF&G Corp.                                            10,400         175,500
    USLIFE Corp.                                            6,400         191,200
                                                                     ------------
                                                                       18,017,308
                                                                     ------------
  International Oil -- 6.64%
    Amoco Corp.                                            57,118       4,105,356
    Chevron Corp.                                          77,214       4,053,735
    Exxon Corp.                                           142,741      11,437,123
    Mobil Corp.                                            45,476       5,093,312
    Royal Dutch Petroleum Co., N.Y. Registry               61,354       8,658,583
    Texaco, Inc.                                           30,133       2,365,441
                                                                     ------------
                                                                       35,713,550
                                                                     ------------
  Liquor -- 0.71%
    Anheuser-Busch Companies, Inc.                         29,261       1,956,829
    Brown Forman Corp. Class B                              7,254         264,771
    Coors (Adolph) Co. Class B                              9,700         214,613
    Seagram Co. Ltd.                                       40,159       1,390,505
                                                                     ------------
                                                                        3,826,718
                                                                     ------------
  Media -- 2.40%
    Cabletron System, Inc. *                                7,670         621,270
    Capital Cities/ABC, Inc.                               17,650       2,177,569
    Comcast Corp., Class A Special                         22,800         414,675
    Donnelley (R.R.) & Sons Co.                            16,445         647,522
    Dow Jones & Co., Inc.                                   9,154         365,016
    Gannett Co., Inc.                                      16,139         990,531
    King World Productions, Inc. *                          5,100         198,263
    Knight-Ridder, Inc.                                     5,021         313,813
    McGraw Hill Companies, Inc.                             6,882         599,594
    Meredith Corp.                                          5,300         221,938
    New York Times Co. Class A                             10,426         308,870
    Tele-Communications, Inc. Class A *                    75,829       1,507,102
    Time Warner, Inc.                                      46,173       1,748,802
    Times Mirror Co. Class A                               11,909         403,417
    Tribune Co.                                             8,657         529,159
    Viacom, Inc. Class B Non-Voting *                      39,334       1,863,447
                                                                     ------------
                                                                       12,910,988
                                                                     ------------
  Miscellaneous and Conglomerates -- 1.07%
    Corning, Inc.                                          31,042         993,344
    Eastman Chemical Co.                                    8,060         504,758
    ITT Corp.                                              12,269         650,257
    ITT Industries, Inc.                                   12,269         294,456
    Minnesota Mining & Manufacturing Co.                   50,228       3,327,605
                                                                     ------------
                                                                        5,770,420
                                                                     ------------
  Miscellaneous Finance -- 2.70%
    Ahmanson (H.F.) & Co.                                  11,433         302,975
    American Express Co.                                   54,068       2,237,064
    Beneficial Corp.                                        5,140         239,653
    Federal Home Loan Mortgage Corp.                       22,200       1,853,700
    Federal National Mortgage Association                  31,747       3,940,596
    Golden West Financial Corp.                             5,715         315,754
    Great Western Financial Corp.                          12,328         314,364
    Household International, Inc.                          12,649         747,872
    Merrill Lynch & Co., Inc.                              20,657       1,053,507
    Morgan Stanley Group, Inc.                              9,300         749,813
    Salomon, Inc.                                          10,526         373,672
    Travelers Inc.                                         37,452       2,354,794
                                                                     ------------
                                                                       14,483,764
                                                                     ------------


  Motor Vehicles -- 2.32%
    Chrysler Corp.                                         44,214       2,448,350
    Cummins Engine Co., Inc.                                4,300         159,100
    Dana Corp.                                              9,124         266,877
    Eaton Corp.                                             8,634         462,998
    Echlin, Inc.                                            4,769         174,069
    Fleetwood Enterprises, Inc.                             9,100         234,325
    Ford Motor Co.                                        120,028       3,480,812
    General Motors Corp.                                   85,970       4,545,664
    Genuine Parts Co.                                      16,819         689,579
                                                                     ------------
                                                                       12,461,774
                                                                     ------------
  Non-Durables and Entertainment -- 2.29%
    American Greetings Corp. Class A                        7,080         195,585
    Bally Entertainment Corp. *                            15,200         212,800
    CUC International, Inc. *                              23,850         813,881
    Handleman Co.                                          12,600          72,450
    Harcourt General, Inc.                                  6,876         287,933
    Hasbro, Inc.                                            7,758         240,498
    Kimberly-Clark Corp.                                   32,517       2,690,782
    Luby's Cafeterias, Inc.                                 8,600         191,350
    Mattel, Inc.                                           23,913         735,325
    McDonalds Corp.                                        79,782       3,600,163
    Oracle Systems Corp. *                                 49,993       2,118,453
    Premark International, Inc.                             5,124         259,403
    Service Corp. International                            13,086         575,783
    Shoneys, Inc *                                         17,100         175,275
    Wendy's International, Inc.                             7,090         150,662
                                                                     ------------
                                                                       12,320,343
                                                                     ------------
  Non-Ferrous Metals -- 1.02%
    Alcan Aluminum Ltd.                                    30,807         958,868
    Aluminum Co. of America                                19,344       1,022,814
    Asarco, Inc.                                            5,900         188,800
    Cyprus Amax Minerals Co.                                8,663         226,321
    Echo Bay Mines Ltd.                                    17,400         180,525
    Engelhard Corp.                                        14,386         312,896
    Freeport McMoran Copper Class B                        21,000         590,625
    Inco, Ltd.                                             14,174         471,285
    Newmont Mining Corp.                                   12,482         564,811
    Phelps Dodge Corp.                                      9,358         582,535
    Reynolds Metals Co.                                     7,044         398,866
                                                                     ------------
                                                                        5,498,346
                                                                     ------------
  Optical Photographic Equipment -- 0.53%
    Eastman Kodak Co.                                      39,041       2,615,747
    Polaroid Corp.                                          4,396         208,261
                                                                     ------------
                                                                        2,824,008
                                                                     ------------
  Paper and Forest Products -- 1.16%
    Bemis, Inc.                                             5,800         148,625
    Boise Cascade Corp.                                     4,800         166,200
    Champion International Corp.                           11,355         476,910
    Federal Paper Board Co., Inc.                           4,900         254,188
    Georgia-Pacific Corp.                                  11,026         756,659
    International Paper Co.                                32,570       1,233,589
    James River Corp. of Virginia                          13,338         321,779
    Louisiana Pacific Corp.                                10,925         264,931
    Mead Corp.                                              5,388         281,523
    Potlatch Corp.                                          4,400         176,000
    Temple-Inland, Inc.                                     5,025         221,728
    Union Camp Corp.                                        9,171         436,769
    Westvaco Corp.                                          8,841         245,338
    Weyerhaeuser Co.                                       21,766         941,379
    Willamette Industries, Inc.                             5,700         320,625
                                                                     ------------
                                                                        6,246,243
                                                                     ------------

  Producer Goods -- 5.35%
    Alco Standard Corp.                                    13,466         614,386
    Allied Signal, Inc.                                    31,748       1,508,030
    Applied Materials Co. *                                21,280         837,900
    Avery Dennison Corp.                                    5,770         289,221
    Briggs & Stratton Corp.                                 4,000         173,500
    Caterpillar, Inc.                                      23,480       1,379,450
    Cincinnati Milacron, Inc.                               5,400         141,750
    Cooper Industries, Inc.                                10,859         399,068
    Deere & Co.                                            32,823       1,157,011
    Dover Corp.                                            10,862         400,536
    Emerson Electric Co.                                   25,042       2,047,184
    FMC Corp. *                                             5,203         351,853
    Foster Wheeler Corp.                                    4,400         187,000
    General Electric Co.                                  192,042      13,827,024
    Giddings & Lewis, Inc.                                  9,200         151,800
    Grainger (W.W.), Inc.                                   4,812         318,795
    Harnischfeger Industries, Inc.                          4,600         152,950
    Illinois Tool Works, Inc.                              13,358         788,122
    Ingersoll-Rand Co.                                     11,162         392,065
    Millipore Corp.                                         5,600         230,300
    Navistar International *                               18,600         195,300
    Parker-Hannifin Corp.                                   5,815         199,164
    Snap-On, Inc.                                           4,400         199,100
    Tenneco, Inc.                                          20,242       1,004,509
    Timken Co.                                              3,400         130,050
    Trinova Corp.                                           4,600         131,675
    Tyco International Ltd.                                20,788         740,572
    Varity Corp. *                                          3,550         131,794
    Westinghouse Electric Corp.                            41,470         684,255
                                                                     ------------
                                                                       28,764,364
                                                                     ------------
  Railroads and Shipping -- 1.05%
    Burlington Northern Santa Fe                           15,925       1,242,150
    Conrail, Inc.                                          10,666         746,620
    CSX Corp.                                              22,140       1,010,137
    Norfolk Southern Corp.                                 13,876       1,101,408
    Union Pacific Corp.                                    23,667       1,562,022
                                                                     ------------
                                                                        5,662,337
                                                                     ------------
  Retail -- 4.50%
    Albertsons, Inc.                                       30,169         991,806
    American Stores Co.                                    14,264         381,562
    Charming Shoppes, Inc.                                125,500         360,812
    Circuit City Stores, Inc.                              10,964         302,881
    Dayton Hudson Corp.                                     7,044         528,300
    Dillard Department Stores Class A                      11,730         334,305
    Federated Department Stores, Inc. *                    20,400         561,000
    Gap, Inc.                                              14,456         607,152
    Giant Food, Inc. Class A                                5,800         182,700
    Great Atlantic & Pacific Tea Co., Inc.                  9,000         207,000
    Home Depot, Inc.                                       53,265       2,550,062
    Kmart Corp.                                            43,988         318,913
    Kroger Co. *                                           13,345         500,437
    Limited, Inc.                                          35,443         615,822
    Longs Drug Stores Corp.                                 4,500         215,437
    Lowes Companies, Inc.                                  20,584         689,564
    May Department Stores Co.                              29,670       1,253,558
    Melville Corp.                                         11,512         353,994
    Mercantile Stores, Inc.                                 3,900         180,375
    Nordstrom, Inc.                                         7,793         315,617
    J.C. Penney & Co., Inc.                                26,988       1,285,304
    Pep Boys Manny Moe & Jack                               7,700         197,313
    Price/Costco, Inc. *                                   21,613         329,598
    Rite-Aid Corp.                                          8,156         279,343
    Sears, Roebuck & Co.                                   44,809       1,747,551
    Supervalu, Inc.                                         6,231         196,276
    Tandy Corp.                                             9,138         379,227
    TJX Companies, Inc.                                    13,100         247,263
    Toys R Us *                                            28,967         630,032
    Wal Mart Stores, Inc.                                 263,995       5,906,888
    Walgreen Co.                                           25,686         767,369
    Winn-Dixie Stores, Inc.                                17,274         636,979
    Woolworth Corp.                                        11,464         149,032
                                                                     ------------
                                                                       24,203,472
                                                                     ------------
  Soaps and Cosmetics -- 2.72%
    Alberto-Culver Co. Class B                              6,000         206,250
    Avon Products, Inc.                                     7,090         534,409
    Clorox Co.                                              4,947         354,329
    Colgate-Palmolive Co.                                  16,027       1,125,897
    Gillette Co.                                           50,518       2,633,251
    International Flavors & Fragrances, Inc.               14,843         712,464
    Procter & Gamble Co.                                   78,887       6,547,621
    Unilever N.V.                                          18,014       2,535,470
                                                                     ------------
                                                                       14,649,691
                                                                     ------------
  Steel -- 0.28%
    Armco, Inc. *                                          36,400         213,850
    Bethlehem Steel Corp. *                                 8,538         119,532
    Inland Steel Industries, Inc.                          10,972         275,672
    Nucor Corp.                                             9,259         528,920
    USX-U.S. Steel Group                                    7,828         240,711
    Worthington Industries, Inc.                            6,785         141,213
                                                                     ------------
                                                                        1,519,898
                                                                     ------------
  Telephone -- 8.41%
    AT&T Corp.                                            183,000      11,849,250
    AirTouch Communications, Inc. *                        54,510       1,539,908
    ALLTEL Corp.                                           24,305         716,998
    Ameritech Corp.                                        62,912       3,711,808
    Bell Atlantic Corp.                                    50,790       3,396,581
    Bellsouth Corp.                                       114,250       4,969,875
    GTE Corp.                                             111,373       4,900,412
    MCI Communications Corp.                               75,559       1,973,979
    NYNEX Corp.                                            48,110       2,597,940
    Pacific Telesis Group                                  47,110       1,584,074
    SBC Communications Inc.                                70,076       4,029,370
    Sprint Corp.                                           39,565       1,577,655
    Tellabs, Inc. *                                         8,848         327,376
    US WEST Communications Group                           57,731       2,063,882
                                                                     ------------
                                                                       45,239,108
                                                                     ------------
  Tires and Rubber Goods -- 0.20%
    Cooper Tire & Rubber Co.                               6,842          168,484
    Goodyear Tire & Rubber Co.                            19,742          895,794
                                                                     ------------
                                                                        1,064,278
                                                                     ------------
  Tobacco -- 2.15%
    American Brands, Inc.                                 20,002          892,589
    Loews Corp.                                           13,620        1,067,468
    Philip Morris Companies, Inc.                         96,623        8,744,382
    Schweitzer Mauduit International, Inc. *                   1               21
    UST, Inc.                                             25,615          854,90
                                                                     ------------
                                                                       11,559,360
                                                                     ------------
  Travel and Recreation -- 0.96%
    Brunswick Corp.                                        9,813          235,512
    Disney (Walt) Co.                                     60,667        3,579,353
    Harrahs Entertainment, Inc.                           10,050          243,712
    Hilton Hotels Corp.                                    7,883          484,804
    Marriott International, Inc.                          16,137          617,240
                                                                     ------------
                                                                        5,160,621
                                                                     ------------
  Trucking and Freight -- 0.17%
    Consolidated Freightways, Inc.                         6,200          164,300
    PACCAR, Inc.                                           4,292          180,800
    Roadway Services, Inc.                                 3,773          184,405
    Ryder System, Inc.                                     6,199          153,425
    Yellow Corp.                                          17,000          210,375
                                                                     ------------
                                                                          893,305
                                                                     ------------
TOTAL COMMON STOCKS                                                   527,466,539
                                                                     ------------
  (Cost $393,930,529)
TOTAL INVESTMENTS                                                    $537,807,471
                                                                     ============
  (Cost $404,271,461)

* Non-income producing security

                               THE WOODWARD FUNDS
                               EQUITY INDEX FUND
                         NOTES TO FINANCIAL STATEMENTS

(1)    Organization and Commencement of Operations

     The Woodward Funds (Woodward) was organized as a Massachusetts business trust on April 21, 1987, and registered under the Investment Company Act of 1940, as amended, as an open-end investment company. As of December 31, 1995, Woodward consisted of seventeen separate series. The Woodward Equity Index Fund (Equity Index Fund) commenced operations on July 10, 1992.

(2)    Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Equity Index Fund in the preparation of the financial statements. The policies are in conformity with generally accepted accounting principles for investment companies. Following generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Investments

     The Equity Index Fund values investment securities at market value which is determined by a pricing service based upon quoted market prices or dealer quotes. Securities for which market prices or dealer quotes are not readily available are valued by the investment advisor, NBD Bank (NBD) in accordance with procedures approved by the Board of Trustees.

     Investment security purchases and sales are accounted for on the day after trade date.

     Woodward invests in securities subject to repurchase agreements. Such transactions are entered into only with institutions included on the Federal Reserve System's list of institutions with whom the Federal Reserve open market desk will do business. NBD, acting under the supervision of the Board of Trustees, has established the following additional policies and procedures relating to Woodward's investments in securities subject to repurchase agreements: 1) the value of the underlying collateral is required to equal or exceed 102% of the funds advanced under the repurchase agreement including accrued interest; 2) collateral is marked to market daily by NBD to assure its value remains at least equal to 102% of the repurchase agreement amount; and
3) funds are not disbursed by Woodward or its agent unless collateral is presented or acknowledged by the collateral custodian.

   Investment Income

     Interest income is recorded daily on the accrual basis adjusted for amortization of premium and accretion of discount on debt instruments. Dividends are recorded on the ex-dividend date.

   Federal Income Taxes

     It is Woodward's policy to comply with the requirements of Subchapter M of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute net investment income and realized gains to its shareholders. Therefore, no federal income tax provision is required in the accompanying financial statements.

     Net realized gains differ for financial statement and tax purposes primarily because of the recognition of wash sale transactions and post-October 31 capital losses. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund. Certain book-to-tax timing differences for the funds are reflected as excess distributions in the Statements of Changes in Net Assets. These distributions do not constitute a tax return of capital.

   Shareholder Dividends

     Dividends from net investment income are declared and paid quarterly by the Equity Index Fund. Net realized capital gains are distributed annually. Distributions from net investment income and net realized gains are made during each year to avoid the 4% excise tax imposed on regulated investment companies by the Internal Revenue Code.

   Deferred Organization Costs

     Organization costs are being amortized on a straight-line basis over the five year period beginning with the commencement of operations of the Equity Index Fund.

   Expenses

     Expenses are charged daily as a percentage of the Fund's net assets. Woodward monitors the rate at which expenses are charged to ensure that a proper amount of expense is charged to income each year. This percentage is subject to revision if there is a change in the estimate of the future net assets of Woodward or a change in expectations as to the level of actual expenses.

(3)    Transactions with Affiliates

     First of Michigan Corporation (FoM) and Essex National Securities, Inc. (Essex) act as sponsors and co-distributors of Woodward's shares. Pursuant to their Distribution Agreement with Woodward, FoM is entitled to receive a fee at the annual rate of .005% of the Equity Index Fund's average net assets and Essex is entitled to receive a fee at the annual rate of .10% of the aggregate average net assets of Woodward's investment portfolios attributable to investments by clients of Essex.

     NBD is the investment advisor pursuant to the Advisory Agreement. For its advisory services to Woodward, NBD is entitled to a fee, computed daily and payable monthly. Under the Advisory Agreement, NBD also provides Woodward with certain administrative services, such as maintaining Woodward's general ledger and assisting in the preparation of various regulatory reports. NBD receives no additional compensation for such services.

     A reorganization of Woodward and The Prairie Funds is being considered by the Board of Trustees of both funds. In connection with the proposed reorganization, the Board of Trustees of Woodward and the Board of Trustees of Prairie must approve certain reorganization agreements. The transaction is intended to be effected as a tax-free reorganization under the Internal Revenue Code, so that none of the Fund's shareholders will recognize taxable gains or losses as a result of the reorganization. A proxy statement/prospectus describing the reorganization and the reasons therefore will be sent to shareholders.

     NBD, FoM, and Essex have agreed that they may waive their fees in whole or in part; and, if in part, may specify the particular fund to which such waiver relates as may be required to satisfy any expense limitation imposed by state securities laws or other applicable laws. At present, no restrictive expense limitation is imposed on Woodward. Restrictive limitations could be imposed as a result of changes in current state laws and regulations in those states where Woodward has qualified its shares, or by a decision of the Trustees to qualify the shares in other states having restrictive expense limitations.

     NBD is also compensated for its services as Woodward's Custodian, Transfer Agent and Dividend Disbursing Agent, and is reimbursed for certain out of pocket expenses incurred on behalf of Woodward.

     On March 10, 1994, Woodward adopted The Woodward Funds Deferred Compensation Plan (the "Plan"), an unfunded, nonqualified deferred compensation plan. The Plan allows an individual Trustee to elect to defer receipt of all or a percentage of fees which otherwise would be payable for services performed.

     See Note 5 for a summary of fee rates and expenses pursuant to these agreements.

(4)    Investment Securities Transactions

     Information with respect to investment securities and security transactions, based on the aggregate cost of investments for federal income tax purposes, excluding short-term securities, is as follows:

Gross Unrealized Gains    $ 142,270,373
Gross Unrealized Losses     (11,735,522)
                          -------------
                          $ 130,534,851
                          =============
Federal Income Tax Cost   $ 407,272,620
Purchases                 $ 114,112,109
Sales                     $  43,881,654

(5)    Expenses

     Following is a summary of total expense rates charged, advisory fee rates payable to NBD, and amounts paid to NBD, FoM, and Essex pursuant to the agreements described in Note 3 for the year ended December 31, 1995. The rates shown are stated as a percentage of each fund's average net assets.

               Effective Date
               --------------
Expense Rates:
  January 1                                    0.15%
NBD Advisory Fee:
  January 1                                    0.10%
Amounts Paid:
  Advisory Fee to NBD                       $411,792
  Distribution Fee to FoM & Essex           $ 21,253
  Other Fees & Out of Pocket Expenses
    to NBD                                  $ 89,143

                               THE WOODWARD FUNDS
                               EQUITY INDEX FUND
                              FINANCIAL HIGHLIGHTS

     The Financial Highlights presents a per share analysis of how the Equity Index Fund's net asset values have changed during the periods presented. Additional quantitative measures expressed in ratio form analyze important relationships between certain items presented in the financial statements. These financial highlights have been derived from the financial statements of the Equity Index Fund and other information for the periods presented.

                                                         Year Ended      Year Ended      Year Ended     Period Ended
                                                       Dec. 31, 1995   Dec. 31, 1994   Dec. 31, 1993   Dec. 31, 1992
                                                       -------------   -------------   -------------   -------------
Net asset value, beginning of period                    $      10.65    $      11.15    $      10.52    $      10.00
Income from investment operations:
  Net investment income                                         0.30            0.31            0.28            0.12
  Net realized and unrealized gains (losses)
    on investments                                              3.65           (0.20)           0.75            0.52
                                                        ------------    ------------    ------------    ------------
Total from investment operations                                3.95            0.11            1.03            0.64
                                                        ------------    ------------    ------------    ------------
Less distributions:
  From net investment income                                   (0.31)          (0.30)          (0.27)          (0.12)
  From realized gains                                          (0.14)          (0.23)          (0.13)             --
  In excess of realized gains                                  (0.00)          (0.08)             --              --
                                                        ------------    ------------    ------------    ------------
Total distributions                                            (0.45)          (0.61)          (0.40)          (0.12)
                                                        ------------    ------------    ------------    ------------
Net asset value, end of period                          $      14.15    $      10.65    $      11.15    $      10.52
                                                        ============    ============    ============    ============
Total Return                                                   37.35%           1.02%           9.77%          13.61%(a)
Ratios/Supplemental Data
Net assets, end of period                               $528,202,913    $340,808,050    $325,328,903    $242,057,866
Ratio of expenses to average net assets                         0.15%           0.17%           0.20%           0.22%(a)
Ratio of net investment income to average net
    assets                                                      2.39%           2.71%           2.59%           2.71%(a)
Portfolio turnover rate                                        10.66%          24.15%          16.01%           0.50%
Average commission rate                                 $       0.03

(a) Annualized for periods less than one year for comparability purposes. Actual annual values may be less than or greater than those shown.


See accompanying notes to financial statements.

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Trustees and Shareholders of
   The Woodward Equity Index Fund:

     We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of The Woodward Equity Index Fund as of December 31, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods from inception (as indicated in Note 1) through December 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included physical counts and confirmation of securities owned as of December 31, 1995, by inspection and correspondence with custodians, banks and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Woodward Equity Index Fund as of December 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods from inception (as indicated in Note 1) through December 31, 1995 in conformity with generally accepted accounting principles.

                                                    ARTHUR ANDERSEN LLP

Detroit, Michigan,
  February 19, 1996.

[ BACK COVER ]


Investment Adviser:
  NBD Bank
  Detroit, Michigan 48226
Sponsors and Co-Distributors:
  First of Michigan Corporation
  Detroit, Michigan 48243
  Essex National Securities, Inc.
  Napa, California 94558
Custodian and Transfer Agent:
  NBD Bank
  Troy, Michigan 48007-7058
Legal Counsel:
  Drinker Biddle & Reath
  Philadelphia, Pennsylvania 19107-3496                 [ WOODWARD FUNDS LOGO ]

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